Financial Liabilities - Borrowings - Summary of Carrying Amounts of Borrowings which Denominated in Currencies (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 720	£ 1,085
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	188	172
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23	1
Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	506	911
Other currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 3	£ 1